Discontinued Operation	12 Months Ended
Sep. 28, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation
DISCONTINUED OPERATION
After conducting an assessment during fiscal 2013 of our long-term business strategy in China, we determined our Weifang operation (Weifang), which was previously part of our Chicken segment, was no longer core to the execution of our strategy given the capital investment it required to execute our future business plan. Consequently, we conducted an impairment test and recorded a $56 million impairment charge. We subsequently sold Weifang which resulted in reporting it as a discontinued operation. The sale was completed in July 2013 and did not result in a significant gain or loss as its carrying value approximated the sales proceeds at the time of sale. Weifang's prior periods results, including the impairment charge, have been reclassified and presented as a discontinued operation in our Consolidated Statements of Income. The following is a summary of the discontinued operation's results:

			in millions
	2013	2012	2011
Sales	$108	$223	$234

Pretax loss	(68)	(38)	(4)
Income tax expense	2	—	1
Loss from discontinued operation, net of tax	$(70)	$(38)	$(5)